Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable consists of the following:

	December 31, 2024	December 31, 2023

Accounts receivable	$962,886	$723,247
Less: provision for credit loss	315,423	218,775
Subtotal	647,463	504,472
Less: Accounts receivables, net from discontinued operations	181,596	84,505
Account receivables, net	$465,867	$419,967

Schedule of Provision for Doubtful Accounts

The following table sets forth the movement of provision for doubtful accounts:

	December 31, 2024	December 31, 2023

Beginning	$218,775	$120,339
Adoption of ASC 326	-	(55,794)
Provision for doubtful accounts included due to the acquisition of Industrial Insights Consulting LTD.	-	94,785
Additions	102,625	61,052
Exchange rate difference	(5,977)	(1,607)
Balance	$315,423	$218,775